YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 96.6%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 96.6%
Nasdaq 100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.02	$713,752	26	$686,440
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,001.26(d)	24,706,908	9	23,742,932
Total Call Options			24,429,372

TOTAL PURCHASED OPTIONS (Cost $22,561,723)			24,429,372

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	482,856	482,856

U.S. Treasury Bills - 0.1%	Principal Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(f)(g)	$20,000	19,978

TOTAL SHORT-TERM INVESTMENTS (Cost $502,834)		502,834

TOTAL INVESTMENTS - 98.6% (Cost $23,064,557)		$24,932,206
Other Assets in Excess of Liabilities - 1.4%		348,479
TOTAL NET ASSETS - 100.0%		$25,280,685

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Non-income producing security.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $19,978.